ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Feb. 28, 2019	Feb. 28, 2018
Accrued Expenses And Other Current Liabilities [Line Items]
Accrued employee payroll and welfare benefits	$ 208,897	$ 145,336
Amounts due to employees for stock sales proceeds	0	24,141
Refund liabilities	73,184	0
Other taxes payable	33,099	22,869
Accrued operating expenses	9,508	8,459
Payable for investments and acquisitions	17,530	5,111
Professional service fee payable	2,199	3,280
Payable for acquisitions of intangible assets	2,688	1,767
Interest payable	1,698	1,451
Others	16,392	16,708
Total	$ 365,195	$ 229,122